Significant Transactions -- SFC's Offering of Senior Notes (Details) (10-Q) - USD ($) $ in Millions	Sep. 30, 2016	Apr. 11, 2016	Dec. 31, 2015	Dec. 11, 2014	Dec. 03, 2014	Dec. 30, 2013	Jan. 31, 2007
Debt Instrument [Line Items]
Interest rates (as a percent)	18.00%		18.00%
Springleaf Finance Corporation [Member] | Beneficial Owners of Debt [Member] | Senior Notes due 2017 [Member]
Debt Instrument [Line Items]
Debt repurchase amount		$ 60,000
Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Interest rates (as a percent)	6.00%		6.00%
Junior Subordinated Debt [Member] | Parent Company [Member] | Guaranty Agreements [Member]
Debt Instrument [Line Items]
Face amount of each issuance of debt			$ 35,000,000,000			$ 35,000,000,000	$ 35,000,000,000
Senior Note 8.25%, due 2020 [Member] | Springleaf Finance Corporation [Member] | Guaranty Agreements [Member]
Debt Instrument [Line Items]
Face amount of each issuance of debt		$ 1,000
Interest rates (as a percent)		8.25%
Senior Note 8.25%, due 2020 [Member] | Parent Company [Member] | Guaranty Agreements [Member]
Debt Instrument [Line Items]
Face amount of each issuance of debt		$ 100,000,000,000
Interest rates (as a percent)		8.25%
Senior Note 7.25 Percent due 2021 [Member] | Parent Company [Member] | Guaranty Agreements [Member]
Debt Instrument [Line Items]
Interest rates (as a percent)				7.25%
Senior Note 7.25 Percent due 2021 [Member] | OneMain Financial Holdings, Inc. [Member] | Guaranty Agreements [Member]
Debt Instrument [Line Items]
Face amount of each issuance of debt				$ 80,000,000,000
Interest rates (as a percent)				7.25%
Senior Note 6.75 Percent due 2019 [Member] | Parent Company [Member] | Guaranty Agreements [Member]
Debt Instrument [Line Items]
Interest rates (as a percent)				6.75%
Senior Note 6.75 Percent due 2019 [Member] | OneMain Financial Holdings, Inc. [Member] | Guaranty Agreements [Member]
Debt Instrument [Line Items]
Face amount of each issuance of debt				$ 70,000,000,000
Interest rates (as a percent)				6.75%
Senior Notes 5.25 Percent Due 2019 [Member] | Parent Company [Member] | Guaranty Agreements [Member]
Debt Instrument [Line Items]
Face amount of each issuance of debt			70,000		$ 70,000,000,000
Interest rates (as a percent)					5.25%
Senior Notes 6.00 Percent Due 2020 [Member] | Parent Company [Member] | Guaranty Agreements [Member]
Debt Instrument [Line Items]
Interest rates (as a percent)						6.00%
Senior Notes 8.250 Percent Due 2023 [Member] | Parent Company [Member] | Guaranty Agreements [Member]
Debt Instrument [Line Items]
Interest rates (as a percent)						8.25%
Senior Notes 7.750 Percent Due 2021 [Member] | Parent Company [Member] | Guaranty Agreements [Member]
Debt Instrument [Line Items]
Interest rates (as a percent)						7.75%
Senior Notes [Member] | Parent Company [Member] | Guaranty Agreements [Member]
Debt Instrument [Line Items]
Face amount of each issuance of debt			$ 4,200		$ 70,000,000,000	$ 5,200